Label	Element	Value
Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE WEITZ FUNDS

(the “Trust”)

Hickory Fund (WEHIX)

Supplement dated December 16, 2019
to the Summary Prospectuses and Prospectus dated July 31, 2019

The Trust and Weitz Investment Management, Inc. (the “investment adviser”) have entered into new Expense Limitation Agreements for certain of the Funds as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Hickory Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective December 31, 2019, the investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses, and extraordinary expenses) to limit the total annual fund operating expenses for Hickory Fund shares to 1.09% of the Hickory Fund’s average daily net assets through July 31, 2020.  This agreement may only be terminated by the Board of Trustees of the Trust.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2020
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors should retain this supplement for future reference.